Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING REVENUES AND OTHER
Oil	$ 55,071	$ 43,843	$ 114,416	$ 75,087	$ 163,677	$ 199,799	$ 347,842
Natural gas	13,136	5,796	25,821	10,487	30,953	30,621	65,002
Natural gas liquids	7,076	4,010	14,695	6,115	15,663	10,864	18,281
Other revenues	86	174	202	301	415	682	1,003
Total operating revenues	75,369	53,823	155,134	91,990	210,708	241,966	432,128
Gain on sale of assets		1,083		3,731	3,542	67,781	87,520
Gain on acquisition of oil and natural gas properties	1,626		1,626
Gain (loss) on derivative contracts	18,250	(38,293)	48,492	(27,478)	(40,460)	124,141	96,559
Total operating revenues and other	95,245	16,613	205,252	68,243	173,790	433,888	616,207
OPERATING EXPENSES
Lease and plant operating expense	16,597	13,452	34,333	30,577	56,893	67,706	64,686
Marketing and transportation expense	6,857	1,472	12,900	2,887	13,326	4,030	9,134
Production and ad valorem taxes	3,039	2,731	6,107	5,126	10,750	15,131	28,214
Workover expense	2,015	1,118	3,398	2,515	4,714	6,511	8,961
Exploration expense	6,265	3,428	14,407	6,714	24,777	42,718	61,912
Depreciation, depletion, and amortization expense	26,494	22,931	51,298	44,424	92,901	143,969	141,804
Impairment expense	27,904	11,555	29,124	13,319	16,306	176,774	74,927
Accretion expense	480	536	1,052	1,075	2,174	2,076	2,198
General and administrative expense	8,328	12,076	18,076	22,259	41,758	44,454	69,198
Total operating expenses	97,979	69,299	170,695	128,896	263,599	503,369	461,034
INCOME (LOSS) FROM OPERATIONS	(2,734)	(52,686)	34,557	(60,653)	(89,809)	(69,481)	155,173
OTHER INCOME (EXPENSE)
Interest expense	(12,879)	(17,672)	(25,219)	(34,067)	(60,884)	(62,473)	(55,812)
Interest income	299	227	548	433	894	723	15
Loss on extinguishment of debt					(18,151)
Total other income (expense)	(12,580)	(17,445)	(24,671)	(33,634)	(78,141)	(61,750)	(55,797)
INCOME (LOSS) BEFORE STATE INCOME TAXES	(15,314)	(70,131)	9,886	(94,287)	(167,950)	(131,231)	99,376
Provision for (benefit from) state income taxes		106	285	107	(29)	562	176
NET INCOME (LOSS)	$ (15,314)	$ (70,237)	$ 9,601	$ (94,394)	$ (167,921)	$ (131,793)	$ 99,200